TAXATION - Income tax expense (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
TAXATION
Current income tax expense	¥ 387		¥ 607	¥ 848
Deferred tax (benefit)/expense	295	$ 40	(337)	(493)
Income tax expense	¥ 682	$ 99	¥ 270	¥ 355